Details of Significant Accounts - Schedule of Other Income (Details) - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Income [Abstract]
Government grants	$ 1,944	$ 326
Other income	621	142
Total	$ 2,565	$ 468